Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Summary of accrued expenses
Accrued expenses consisted of the following amounts as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Accrued interest	$321	$72
Accrued director remuneration	185	—
Accrued research and development	130	58
Accrued bonus	105	—
Accrued merger costs	57	—
Accrued other	24	29
Accrued legal	14	27

Total accrued expenses	$836	$186

Accrued expenses consisted of the following amounts (in thousands) as of December 31, 2021 and 2020:

	2021	2020
Accrued research and development	$58	$485
Accrued bonus	—	47
Accrued legal	27	40
Accrued interest	72	—
Accrued other	29	106

Total accrued expenses	$186	$678